Trade and other payables	6 Months Ended
Dec. 31, 2025
Statement [line items]
Trade and other payables	Note 8. Trade and other payables

	Consolidated
	December 2025 $	June 2025 $
Current liabilities
Trade payables	6,127,338	5,644,797
Accrued and other payables	3,521,118	4,471,972

	9,648,456	10,116,769